MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES

NOTE 12. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities:
Equity securities	$42,347	$17,773

All of our Company’s marketable securities – current are classified as available-for-sale. As of December 31, 2011 and 2012, the balances of unrealized gains for marketable securities - current were $38.8 million and $14.4 million, respectively. During 2010, 2011 and 2012, realized gains from the disposal of marketable securities - current amounted to $0, $535 thousand, and $2.3 million, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 15. MARKETABLE SECURITIES – NONCURRENT

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities
Debt securities	$5,454	$2,727
Equity securities	1,630	1,565

	$7,084	$4,292

Our Company’s marketable securities - noncurrent are invested in convertible preferred shares and publicly-traded common shares and are classified as available-for-sale securities.

The preferred shares are convertible into common shares on 1:1 basis, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible preferred shares are all redeemable based upon certain agreed-upon conditions.

The embedded conversion options of the convertible preferred shares do not meet the definition of derivative instruments defined in the FASB accounting standards codification and therefore are not bifurcated from the preferred share investment.

We have also considered and determined whether our investments in preferred shares are in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares have substantive redemption rights and thus do not meet the criteria of in-substance common shares, we have accounted for them as debt securities in accordance with the guidance issued by FASB Accounting Standards Codification.

During 2010, 2011 and 2012, realized gains from the disposal of marketable securities — non-current amounted to $0, $5.8 million and $3.4 million, respectively. Gains on disposal were based on the security’s average cost. In December 2011, our Board of Directors authorized management to dispose of a majority of our equity securities in the first half of 2012. Accordingly, we reclassified those marketable securities as current as of December 31, 2011. In 2012 we disposed of 74 thousand shares, or 6.07 percent, of such marketable securities (valued at $2.5 million as of the time of sale) with realized gains of $2.3 million. Due to the downturn in global economy and the securities market in 2012, all of the sales were not completed, and therefore were re-authorized to proceed in 2013. (See Note 12, “Marketable Securities – Current”, for additional information.)